Annual Operating Expenses {- Fidelity Advisor Strategic Income Fund} - 12.31 Fidelity Advisor Strategic Income Fund AMCIZ PRO-15 - Fidelity Advisor Strategic Income Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual operating expenses	0.97%
Class M
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.16%
Total annual operating expenses	0.96%
Class C
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.17%
Total annual operating expenses	1.72%
Class I
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.71%
Class Z
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.61%